CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Net loss	$ (10,877,412)	$ (21,266,537)
Adjustments to reconcile net loss to net cash provided (used) by operating activities
Depreciation and amortization	1,000,845	1,001,237
Amortization of debt discount	216,189	0
Right of use asset amortization	37,788	34,552
Change in fair value of derivative liability warrants	(198,000)	(567,750)
Change in fair value of derivative liability	539,660	0
Stock based compensation	1,104,978	477,503
Shares issued for non-employee services	1,329,276	4,421,215
Warrants issued for services	8,150	2,613,183
Loss on shares issued for conversion of debt	77,250	0
Loss on extinguishment of debt	200,000	0
Shares issued in connection with asset purchase agreement	0	4,320,000
Forgiveness of interest	37,257	0
(Increase) decrease in:
Accounts receivable	0	8,075
Interest receivable	(234,742)	(38,978)
Prepaid assets	(118,472)	90,755
Increase (decrease) in:
Accounts payable	(149,935)	1,320,677
Accrued expenses	180,934	376,878
Right-of-use liability	(38,047)	(30,324)
Other current liabilities	235,000	0
NET CASH USED IN OPERATING ACTIVITIES	(6,649,281)	(7,239,514)
INVESTING ACTIVITIES
NET CASH USED IN INVESTING ACTIVITIES	0	0
FINANCING ACTIVITIES
Proceeds from convertible notes payable	1,850,000	650,000
Repayment of convertible notes payable	(650,969)	(1,225,000)
Proceeds from issuance of common stock and warrants, net of issuance costs	0	4,792,346
Shares issued for cash	100,000	500,000
Warrants issued for cash	500,000	200,000
Preferred stock offering	3,914,001	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	5,713,032	4,917,346
NET CHANGE IN CASH	(936,249)	(2,322,168)
CASH AT BEGINNING OF PERIOD	1,469,134	3,791,302
CASH AT END OF PERIOD	532,885	1,469,134
SUPPLEMENTAL CASH FLOW DISCLOSURES
Interest paid	8,772	0
Taxes paid	0	0
SUPPLEMENTAL NON-CASH DISCLOSURES
Warrants issued in exchange for subscription receivable	2,000,000	3,500,000
Preferred stock issued in exchange for subscription receivable	2,100,000	0
Shares issued for the conversion of debt	$ 951,864	$ 302,926